Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of subsidiaries
			Percent ownership share
			As of December 31,
		Place of	2022			2021			2020
	Main	Incorporation	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
Name of the Subsidiary	Activity	and operation	%	%	%	%	%	%	%	%	%
Santander Corredora de Seguros Limitada	Insurance brokerage	Santiago, Chile	99.75	0.01	99.76	99.75	0.01	99.76	99.75	0.01	99.76
Santander Corredores de Bolsa Limitada	Financial instruments brokerage	Santiago, Chile	50.59	0.41	51.00	50.59	0.41	51.00	50.59	0.41	51.00
Santander Asesorias Financieras Limitada	Securities brokerage	Santiago, Chile	99.03	-	99.03	99.03	-	99.03	99.03	-	99.03
Santander S.A. Sociedad Securitizadora	Purchase of credits and issuance of debt instruments	Santiago, Chile	99.64	-	99.64	99.64	-	99.64	99.64	-	99.64
Klare Corredora de Seguros S.A.	Insurance brokerage	Santiago, Chile	50.10	-	50.10	50.10	-	50.10	50.10	-	50.10
Santander Consumer Chile S.A.	Financing	Santiago, Chile	51.00	-	51.00	51.00	-	51.00	51.00	-	51.00
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A. (1)	Card operator	Santiago, Chile	99.99	0.01	100.00	99.99	0.01	100.00	99.99	0.01	100.00

Schedule of associates
			Percentage of ownership share
		Place of	As of December 31,
		Incorporation	2022	2021	2020
Associates	Main activity	and operation	%	%	%
Redbanc S.A.	ATM services	Santiago, Chile	33.43	33.43	33.43
Transbank S.A.	Debit and credit card services	Santiago, Chile	25.00	25.00	25.00
Centro de Compensación Automatizado S.A.	Electronic fund transfer and compensation services	Santiago, Chile	33.33	33.33	33.33
Sociedad Interbancaria de Depósito de Valores S.A.	Delivery of securities on public offer	Santiago, Chile	29.29	29.29	29.29
Cámara Compensación de Pagos de Alto Valor S.A.	Payments clearing	Santiago, Chile	15.00	15.00	15.00
Administrador Financiero del Transantiago S.A.	Administration of boarding passes to public transportation	Santiago, Chile	20.00	20.00	20.00
Servicios de Infraestructura de Mercado OTC S.A.	Administration of the infrastructure for the financial market of derivative instruments	Santiago, Chile	12.48	12.48	12.48

Schedule of useful lives for the tangible assets
ITEM	Useful life (Months)
Land	-
Paintings and works of art	-
Carpets and curtains	36
Computers and hardware	36
Vehicles	36
IT systems and software	36
ATMs	60
Other machines and equipment	60
Office furniture	60
Telephone and communication systems	60
Security systems	60
Rights over telephone lines	60
Air conditioning systems	84
Other installations	120
Buildings	1,200

Schedule of loan and accounts receivable charge-offs
Type of loan	Term
Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months

Schedule statements of financial position
Previous presentation	31-12-2021		Current presentation	31-12-2021
	MCh$			MCh$
ASSETS			ASSETS
Cash and deposits in banks	2,881,558		Cash and deposits in banks	2,881,558
Cash items in process of collection	390,271		Cash items in process of collection	390,271
Financial derivative contracts	10,123,607		Financial assets for trading at FVTPL	9,567,818
Trading	9,494,471	A	Financial derivative contracts	9,494,471	A
Hedging	629,136	C	Debt financial instruments	73,347	A
Financial assets held for trading	73,347	A	Financial assets at FVOCI	5,902,514
Loans and account receivable at amortised cost	35,477,628		Debt financial instrument	5,803,139	B
Interbank	428	D	Other financial instruments	99,375	B
L&AR	35,477,200	D	Financial derivative contracts for hedge accounting	629,136	C
Debt instruments at amortised cost	4,691,730	D	Financial assets at amortised cost	40,169,358
Loans and account receivable at FVOCI	99,375	B	Debt financial instruments	4,691,730	D
Debt instruments at FVOCI	5,803,139	B	Interbank loans	428	D
Equity instruments at FVOCI	189	E	Loans and account receivable from customers	35,477,200	D
Investments in associates and other companies	35,745		Investments in associates and other companies	35,934	E
Intangible assets	95,411		Intangible assets	95,411
Property, plant, and equipment	236,939		Property, plant, and equipment	236,939
Right of use assets	137,879		Right of use assets	137,879
Current taxes	121,534		Current taxes	121,534
Deferred taxes	710,896		Deferred taxes	710,896
Other assets	2,962,702		Other assets	2,932,814
Other assets	2,932,814		Non current assets and disposal groups for sale	29,888	F
Non-current assets	29,888	F
TOTAL ASSETS	63,841,950		TOTAL ASSETS	63,841,950

Schedule of figures presented in these financial statements
Previous presentation	31-12-2021		Current presentation	31-12-2021
	MCh$			MCh$
LIABILITIES
Deposits and other demand liabilities	17,900,938	I	Cash items in process of being cleared	379,934
Cash items in process of being cleared	379,934		Financial liabilities for trading at FVTPL	9,507,031
Obligations under repurchase agreements	86,634	I	Financial derivative contracts	9,507,031	G
Time deposits and other time liabilities	10,131,055	I	Financial derivative contracts for accounting hedges	1,364,210	H
Financial derivative contracts	10,871,241		Financial liabilities at amortised cost	44,063,540
Trading	9,507,031	G	Deposits and other demand liabilities	17,900,938	I
Hedging	1,364,210	H	Time deposits and other time liabilities	10,131,055	I
Interbank borrowings	8,826,583	I	Obligations under repurchase agreements	86,634	I
Issued debt instruments	8,397,060		Interbank borrowings	8,826,583	I
Issued instruments	6,935,423	I	Issued debt instruments	6,935,423	I
Capital instruments	1,461,637	J	Other financial liabilities	182,907	I
Other financial liabilities	182,907	I	Lease liabilities	139,795
Lease liabilities	139,795		Regulatory capital financial instruments	1,461,637	J
Current taxes	-		Provisions	463,949
Deferred taxes	427,655		Current taxes	-
Provisions	463,949		Deferred taxes	427,655
Other liabilities	1,606,626		Other liabilities	1,606,626
TOTAL LIABILITIES	59,414,377		TOTAL LIABILITIES	59,414,377
EQUITY
Attributable to the shareholders of the Bank:	4,333,213		Attributable to the shareholders of the Bank:	4,333,213
Capital	891,303		Capital	891,303
Reserves	2,550,559		Reserves	2,550,559
Valuation adjustments	(353,850)		Valuation adjustments	(353,850)
Others equity instruments issued other than capital	598,136		Others equity instruments issued other than capital	598,136
Retained earnings	647,065		Retained earnings	647,065
Retained earnings from prior years	57,338		Retained earnings from prior years	57,338
Income for the year	842,467		Income for the year	842,467
Minus: Provision for mandatory dividends	(252,740)		Minus: Provision for mandatory dividends	(252,740)
Non-controlling interest	94,360		Non-controlling interest	94,360
TOTAL EQUITY	4,427,573		TOTAL EQUITY	4,427,573
TOTAL LIABILITIES AND EQUITY	63,841,950		TOTAL LIABILITIES AND EQUITY	63,841,950

Schedule of statements income
Previous presentation	31-12-2021	Reclassification		Current presentation	31-12-2021
	MCh$	MCh$			MCh$
Interest income	2,921,097	(16,266)	A	Interest income and inflation	2,904,831
Interest expense	(1,109,746)			Interest expense and inflation	(1,109,746)
Net interest income	1,811,351			Net interest income	1,795,085
Fee and commission income	578,604	16,266	A	Fee and commission income	594,870
Fee and commission expense	(245,853)			Fee and commission expense	(245,853)
Net fee and commission income	332,751			Net fee and commission income	349,017
				Net income from financial operations:
Net income (expense) from financial operations	(6,403)	(22,199)	B	Net income/(expense) from financial assets and liabilities for trading	(28,602)
		22,199	B	Net income from derecognising financial assets and liabilities at amortised cost and financial assets at fair value through other comprehensive income	22,199
Net foreign exchange gain	125,431			Net income from exchange, adjustment and hedge accounting of foreign exchange	125,431
Other operating income	10,391	(10,391)	C
Net operating profit before provision for loan losses	2,273,521			Net income from financial operations	119,028
Provision for loan losses	(291,083)	291,083	F
		(475)	E, C	Income from investments in associates and other companies	(475)
		2,297	C, D	Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,297
		1,662	C	Other operating income	1,662
NET OPERATING INCOME	1,982,438			TOTAL OPERATING INCOME	2,266,614
Personnel salaries and expenses	(397,675)			Personnel salaries and expenses	(397,675)
Administrative expenses	(280,134)			Administrative expenses	(280,134)
Depreciation and amortisation	(122,055)			Depreciation and amortisation	(122,055)
Impairment of property, plant, and equipment	-			Impairment of property, plant, and equipment	-
Other operating expenses	(107,819)	107,819	D
Total operating expenses	(907,683)	(101,430)	D, C	Other operating expenses	(101,430)
OPERATING INCOME	1,074,755			TOTAL OPERATING EXPENSES	(901,294)
Income from investments in associates and other companies	(663)	663	E	NET OPERATING INCOME BEFORE CREDIT LOSSES	1,365,320
				Provisions for loan losses for interbank loans and account receivable from customers	(355,638)
		(145)	D	Provisions for loan losses for contingent loans and others	(12,254)
				Recovery of loans previously charged-off	76,999
				Provision for loan losses for other financial assets at amortised cost and financial assets at fair value through OCI	(335)
		(291,083)	F	Provision for loan losses	(291,228)
Income from continuing operations before tax	1,074,092			NET OPERATING INCOME BEFORE INCOME TAX	1,074,092
Income tax expense	(221,664)			Income tax expense	(221,664)
Result of continuing operations	852,428			Result of continuing operations	852,428
Result of discontinued operations	-			Result of discontinued operations	-
NET INCOME FOR THE YEAR	852,428	0		NET INCOME FOR THE YEAR	852,428

Schedule of other minor reclassifications as presented
Previous presentation	31-12-2021	Current presentation	31-12-2021
	MCh$		MCh$
Other operating income	10,391
		Net income from non-current assets and groups available for sale not admissible as discontinued operations
		assets received or awarded in lieu of payment	6,152
		sale of fixed assets	673
		Income from investments in associates and other companies
		Income from sale of investment	188
		Other operating expenses
		recovery from operational risk expenses	2,389
		Other operating income
		others	1,662
TOTAL	10,391	TOTAL	10,391

Schedule of operations and recovery from operational risk expenses are now included in other operating expenses
Previous presentation	31-12-2021	Current presentation	31-12-2021
	MCh$		MCh$
Other operating expenses	107,819
		Net income from non-current assets and groups available for sale not admissible as discontinued operations
		assets received or awarded in lieu of payment	3,855
		Provision for loan losses
		country risk	145
		Other operating expenses
		other	103,819
TOTAL	107,819	TOTAL	107,819
		Other operating expenses
		other	103,819
		Less: recovery from operational risk expenses	(2,389)
		TOTAL	101,430